Exhibit 99.4

Home Partners of America 2019-1 Trust
Single-Family Rental Pass-Through Certificates

Report To:
HPA JV 2019 Property Holdco LLC
HPA II Depositor LLC

11 July 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax:+1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

HPA JV 2019 Property Holdco LLC

HPA II Depositor LLC

180 N Stetson Avenue, 3650

Chicago, Illinois 60601

Re:	Home Partners of America 2019-1 Trust (the “Issuing Entity”)
Single-Family Rental Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by HPA JV 2019 Property Holdco LLC (the “Loan Sponsor”), HPA II Depositor LLC (the “Depositor”), Morgan Stanley & Co. LLC (“Morgan Stanley”), Citigroup Global Markets Inc. (“Citigroup”) and Deutsche Bank Securities Inc. (“DBSI,” together with the Loan Sponsor, Depositor, Morgan Stanley and Citigroup, the “Specified Parties”), solely to assist the Depositor with respect to certain information relating to a pool of single-family rental properties (the “Properties”) pledged to secure a loan (the “Loan”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Loan Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “HPA JV 2019-1_CutOffTape v1.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Loan Sponsor, on behalf of the Depositor, indicated contains information relating to certain single-family rental properties (the “Preliminary Properties”) that are expected to be representative of the Properties as of 31 May 2019 (the “Property Cut-off Date”),
ii.	Labeled “HPA JV 2019-1_CutOffTape v3.xlsx” and the corresponding record layout and decode information (the “Data File,” together with the Preliminary Data File, the “Property Data Files”) that the Loan Sponsor, on behalf of the Depositor, indicated contains information relating to the Properties as of the Property Cut-off Date,

iii.	Labeled “Securitization 2019-1 BPO Flat file v5.xlsx” (the “BPO Support File”) that the Loan Sponsor, on behalf of the Depositor, indicated contains certain information relating to each Property as of the Property Cut-off Date that was obtained by the Loan Sponsor from certain third-party vendors,

a. (continued)

iv.	Labeled “CapEx Hard Soft Mixed_HPA II Borrower 2019-1_AUP.xlsx” (the “Cost Support File”) that the Loan Sponsor, on behalf of the Depositor, indicated contains certain capital expenditure and closing cost information relating to each Property as of the Property Cut-off Date and
v.	Labeled “Rent Delinquency Tie Out_5.31.19_AUP.xlsx” (the “Tenant Delinquency Support File,” together with the Cost Support File, the “Additional Source Files”) that the Loan Sponsor, on behalf of the Depositor, indicated contains certain tenant bill date amount and tenant delinquent due date amount information relating to each Property as of the Property Cut-off Date,
b.	Imaged copies of the:
i.	Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement”) and
ii.	Lease agreement, commencement date addendum, lease addendum, lease amendment and/or lease renewal (collectively and as applicable, the “Lease Agreement,” together with the Settlement Statement, the “Source Documents”)

that the Loan Sponsor, on behalf of the Depositor, indicated relate to the Sample Properties (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Property Data Files, which is shown on Exhibit 1 to Attachment A,
d.	The list of relevant characteristics (the “BPO Characteristics”) on the Data File, which is shown below:
i.	County,
ii.	Property address,
iii.	City,
iv.	State,
v.	Zip code,
vi.	MSA (metropolitan statistical area),
vii.	Property type,
viii.	Pool (yes/no),
ix.	Cut-off date value,
x.	Cut-off date value as-of date and
xi.	Current valuation type,
e.	The list of relevant characteristics (the “Compared Property Characteristics”) on the Data File, which is shown on Exhibit 2 to Attachment A, and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Property Data Files, BPO Support File, Additional Source Files, Source Documents, Sample Characteristics, BPO Characteristics, Compared Property Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Property Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the BPO Support File, Additional Source Files, Source Documents or any other information provided to us by the Loan Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. We have not verified, and we make no representation as to, the accuracy, completeness, or reasonableness of any information related to the Loan. Accordingly, we make no representation and express no opinion as to (a) the existence of the Loan, Preliminary Properties or Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Loan Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report was not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Loan,
iii.	Whether the originator of the Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Loan or Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 July 2019

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Loan Sponsor, on behalf of the Depositor, we randomly selected a sample of 298 Preliminary Properties (the “Sample Properties”) from the Preliminary Data File. For the purpose of this procedure, the Loan Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Properties or the methodology they instructed us to use to select the Sample Properties from the Preliminary Data File.

2.	For each Sample Property, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, qualifications, assumptions and methodologies provided by the Loan Sponsor, on behalf of the Depositor, described in the notes on Exhibit 1 to Attachment A. The Source Document that we were instructed by the Loan Sponsor, on behalf of the Depositor, to use for each Sample Characteristic is shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

3.	For each single-family rental property on the Preliminary Data File and Data File, we compared the information identifying each single-family rental property (each, a “Property ID”), as shown on the Preliminary Data File, to the corresponding Property ID, as shown on the Data File, and noted that:
a.	All of the Properties included on the Data File were included on the Preliminary Data File,
b.	Three of the Preliminary Properties included on the Preliminary Data File were not included on the Data File (the “Removed Preliminary Properties”) and
c.	Two of the Removed Preliminary Properties were Sample Properties (the “Removed Sample Properties”).

The Removed Sample Properties were Sample Properties with Property ID p40-1227 and v29-0107.

4.	For the 296 Sample Properties included on the Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information, as shown on the Data File. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

5.	For each Property, we compared the BPO Characteristics, as shown on the Data File, to the corresponding information on the BPO Support File. All such compared information was in agreement.

Attachment A Page 2 of 2

6.	For each Property, we compared the Compared Property Characteristics listed on Exhibit 2 to Attachment A, as shown on the Data File, to the corresponding information located on the Additional Source Files, or to the corresponding information we recalculated using information on the Data File, as applicable, subject to the instructions, qualifications, assumptions and methodologies provided by the Loan Sponsor, on behalf of the Depositor, that are stated in the notes on Exhibit 2 to Attachment A. The Additional Source File that we were instructed by the Loan Sponsor, on behalf of the Depositor, to use for each Compared Property Characteristic is shown on Exhibit 2 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document	Note(s)

Acquisition month, day and year	Settlement Statement
Purchase price	Settlement Statement and recalculation	i.
Lease start date	Lease Agreement	ii.
Date of lease expiration	Lease Agreement	ii.
Actual contractual rent (annual)	(a) Lease Agreement or (b) Lease Agreement and recalculation	ii., iii.
Future lease start date	Lease Agreement	iv.
Date of future lease expiration	Lease Agreement	iv.
Future actual contractual rent (annual)	(a) Lease Agreement or (b) Lease Agreement and recalculation	iv., v.
Section 8 status	Lease Agreement	vi.

Notes:

i.	For the purpose of comparing the purchase price Sample Characteristic for each Sample Property, the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the purchase price as the difference between the:

(a)	Sum (as applicable) of the:

(1)	Contract sale price and

(2)	Personal property

and

(b)	Sum (as applicable) of the:

(1)	Repair credit,

(2)	Seller concession in lieu of repair,

(3)	Closing cost credit and

(4)	Broker concession,

all as shown on the Settlement Statement.

ii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Property with a physical occupancy of “Vacant,” as shown on the Preliminary Data File (each, a “Vacant Sample Property”), the Loan Sponsor, on behalf of the Depositor, instructed us to note agreement with a value of “N/A,” as shown on the Preliminary Data File.

For the purpose of comparing the indicated Sample Characteristics for each Sample Property that is not a Vacant Sample Property (each, an “Occupied Sample Property”), the Loan Sponsor, on behalf of the Depositor, instructed us to use the Lease Agreement as the Source Document (and in accordance with note iii. below with regard to the actual contractual rent (annual)).

Exhibit 1 to Attachment A

Notes: (continued)

iii.	For the purpose of comparing the actual contractual rent (annual) Sample Characteristic for each Occupied Sample Property that has the actual contractual rent (annual) specifically stated on the Lease Agreement, the Loan Sponsor, on behalf of the Depositor, instructed us to use the Lease Agreement as the Source Document.

For the purpose of comparing the actual contractual rent (annual) Sample Characteristic for each Occupied Sample Property that does not have the actual contractual rent (annual) specifically stated on the Lease Agreement, the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the actual contractual rent (annual) by multiplying (a) the monthly actual contractual rent, as shown on the Lease Agreement, by (b) 12.

iv.	For the purpose of comparing the indicated Sample Characteristics for each Vacant Sample Property with a rented (y/n) of “No,” as shown on the Preliminary Data File, and each Occupied Sample Property, the Loan Sponsor, on behalf of the Depositor, instructed us to note agreement with a value of “N/A,” as shown on the Preliminary Data File.

For the purpose of comparing the indicated Sample Characteristics for each Vacant Sample Property with a rented (y/n) of “Yes,” as shown on the Preliminary Data File (each, a “Future Occupied Sample Property”), the Loan Sponsor, on behalf of the Depositor, instructed us to use the Lease Agreement as the Source Document (and in accordance with note v. below with regard to the future actual contractual rent (annual)).

v.	For the purpose of comparing the future actual contractual rent (annual) Sample Characteristic for each Future Occupied Sample Property that has the future actual contractual rent (annual) specifically stated on the Lease Agreement, the Loan Sponsor, on behalf of the Depositor, instructed us to use the Lease Agreement as the Source Document.

For the purpose of comparing the future actual contractual rent (annual) Sample Characteristic for each Future Occupied Sample Property that does not have the future actual contractual rent (annual) specifically stated on the Lease Agreement, the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the future actual contractual rent (annual) by multiplying (a) the monthly actual contractual rent, as shown on the Lease Agreement, by (b) 12.

Exhibit 1 to Attachment A

Notes: (continued)

vi.	For the purpose of comparing the section 8 status Sample Characteristic for each Vacant Sample Property, the Loan Sponsor, on behalf of the Depositor, instructed us to note agreement with a value of “No,” as shown on the Preliminary Data File.

For the purpose of comparing the section 8 status Sample Characteristic for each Occupied Sample Property, the Loan Sponsor, on behalf of the Depositor, instructed us to use the Lease Agreement as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by the Loan Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Compared Property Characteristics

Compared Property Characteristic	Additional Source File or Recalculation	Note

Original length of lease (months)	Recalculation	i.
Underwritten annual net cash flow	Recalculation	ii.
Total capital expenditures	Cost Support File
Closing cost	Cost Support File
Total cost (post-rehab)	Recalculation	iii.
Tenant delinquent- bill date	Tenant Delinquency Support File	iv.
Tenant delinquent- due date	Tenant Delinquency Support File	v.

Notes:

i.	For the purpose of comparing the original length of lease (months) Compared Property Characteristic for each Property with a physical occupancy of “Vacant” and rented (y/n) of “No,” both as shown on the Data File (each, a “Vacant Property”), the Loan Sponsor, on behalf of the Depositor, instructed us to note agreement with a value of “N/A,” as shown on the Data File.

For the purpose of comparing the original length of lease (months) Compared Property Characteristic for each Property that is not a Vacant Property and with a physical occupancy of “Occupied,” as shown on the Data File (each, an “Occupied Property”), the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the original length of lease (months) by:

(a)	Taking the difference in months between the date of lease expiration and lease start date, both as shown on the Data File, and
(b)	Adding one to the value calculated in (a) above if the day of the date of lease expiration is not equal to the day of the lease start date, both as shown on the Data File.

For the purpose of comparing the original length of lease (months) Compared Property Characteristic for each Property that is not a Vacant Property or Occupied Property, the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the original length of lease (months) by:

(a)	Taking the difference in months between the date of future lease expiration and future lease start date, both as shown on the Data File, and
(b)	Adding one to the value calculated in (a) above if the day of the date of future lease expiration is not equal to the day of the future lease start date, both as shown on the Data File.

Exhibit 2 to Attachment A

Notes: (continued)

ii.	For the purpose of comparing the underwritten annual net cash flow Compared Property Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the underwritten annual net cash flow as the difference between the:
(a)	Sum of the:
(1)	Underwritten annual rent and
(2)	Underwritten annual other income

and

(b)	Sum of the:
(1)	Underwritten annual vacancy,
(2)	Underwritten annual repairs and maintenance,
(3)	Underwritten annual marketing and leasing costs,
(4)	Underwritten annual turnover costs,
(5)	Underwritten annual pool costs,
(6)	Underwritten annual property management fee,
(7)	Underwritten annual real estate taxes,
(8)	Underwritten annual HOA fees,
(9)	Underwritten annual insurance costs,
(10)	Underwritten other expenses and
(11)	Underwritten annual CapEx reserve,

all as shown on the Data File.

For the purpose of performing this procedure, the Loan Sponsor, on behalf of the Depositor, instructed us to ignore any differences within +/-$1.

iii.	For the purpose of comparing the total cost (post-rehab) Compared Property Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the total cost (post-rehab) as the sum of the:
(a)	Purchase price,
(b)	Hard cost,
(c)	Mixed cost,
(d)	Closing cost and
(e)	Other cost,

all as shown on the Data File.

iv.	For the purpose of comparing the tenant delinquent- bill date Compared Property Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to note agreement with a value of:
(a)	“No,” as shown on the Data File, if the amount due per bill date, as shown on the Tenant Delinquency Support File, is less than $500 or
(b)	“Yes,” as shown on the Data File, if the amount due per bill date, as shown on the Tenant Delinquency Support File, is greater than or equal to $500.

Exhibit 2 to Attachment A

Notes: (continued)

v.	For the purpose of comparing the tenant delinquent- due date Compared Property Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to note agreement with a value of:
(a)	“No,” as shown on the Data File, if the amount due per due date, as shown on the Tenant Delinquency Support File, is less than $500 or
(b)	“Yes,” as shown on the Data File, if the amount due per due date, as shown on the Tenant Delinquency Support File, is greater than or equal to $500.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by the Loan Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Differences

Property ID	Sample Characteristic	Preliminary Data File Value	Source Document Value

p40-1274	Date of future lease expiration	6/6/2020	6/6/2021

v32-0512	Future lease start date	6/16/2019	6/14/2019
	Date of future lease expiration	6/15/2020	6/13/2020

V56-0306	Acquisition month, day and year	3/27/2019	3/26/2019

Exhibit 4 to Attachment A

Sample Characteristic Differences

Between the Preliminary Data File and Data File

Property ID	Sample Characteristic	Preliminary Data File Value	Data File Value

p40-1274	Date of future lease expiration	6/6/2020	6/6/2021

v32-0512	Future lease start date	6/16/2019	6/14/2019
	Date of future lease expiration	6/15/2020	6/13/2020

V56-0306	Acquisition month, day and year	3/27/2019	3/26/2019